PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Balanced Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 35.8%
Communication Services : 3.4%
15,881  Alphabet, Inc. — Class
A
$ 4,566,740
1.8
3,830  Deutsche Telekom AG,
Reg
142,949
0.1
189
Electronic Arts, Inc.
38,531
0.0
795
Fox Corp. — Class A
46,428
0.0
61,000  HKT Trust & HKT Ltd.
— Stapled Security
95,324
0.0
23,371
Koninklijke KPN NV
130,262
0.1
1,681  Meta Platforms, Inc. —
Class A
961,751
0.4
2,874  Millicom International
Cellular SA
215,378
0.1
2,652  New York Times Co. —
Class A
222,052
0.1
900
Nexon Co. Ltd.
16,953
0.0
137,700  Nippon Telegraph &
Telephone Corp.
137,764
0.1
4,464
(1)
ROBLOX Corp. —
Class A
252,484
0.1
1,122
(2)
Scout24 SE
86,572
0.0
63,300
SoftBank Corp.
84,703
0.0
1,025
(1)
Spotify Technology SA
497,033
0.2
57
Swisscom AG, Reg
47,832
0.0
6,596
Telenor ASA
116,009
0.1
25,369
Telstra Group Ltd.
93,653
0.0
1,574
T-Mobile US, Inc.
330,587
0.1
9,282  Verizon
Communications, Inc.
465,956
0.2
39,100
(3)
Z Holdings Corp.
94,275
0.0
8,643,236
3.4
Consumer Discretionary : 3.1%
32,199
ADT, Inc.
211,547
0.1
10,604
(1)
Amazon.com, Inc.
2,208,495
0.9
48
Booking Holdings, Inc.
202,095
0.1
1,255
BorgWarner, Inc.
68,096
0.0
5,500
Bridgestone Corp.
114,610
0.1
7,200
Denso Corp.
90,274
0.0
1,811
(1)
DoorDash, Inc. — Class
A
271,922
0.1
265
Expedia Group, Inc.
61,186
0.0
1,885
Gap, Inc.
45,617
0.0
3,815
General Motors Co.
284,218
0.1
3,396
Las Vegas Sands Corp.
182,977
0.1
373
Lithia Motors, Inc.
93,146
0.0
1,843
Lowe's Cos., Inc.
435,464
0.2
699  Mercedes-Benz Group
AG
42,963
0.0
5,421
(1)
O'Reilly Automotive, Inc.
500,413
0.2
7,572
Pearson PLC
99,828
0.0
482
Ralph Lauren Corp.
165,803
0.1
1,432
Ross Stores, Inc.
310,214
0.1
1,334  Royal Caribbean
Cruises Ltd.
367,090
0.2
3,358
Starbucks Corp.
300,843
0.1
2,408
(1)
Tesla, Inc.
895,174
0.4
2,177
TJX Cos., Inc.
347,667
0.1
2,643
Travel + Leisure Co.
182,869
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
1,782
Williams-Sonoma, Inc.
$ 324,912
0.1
7,807,423
3.1
Consumer Staples : 2.3%
5,526
Altria Group, Inc.
364,661
0.1
3,885  British American
Tobacco PLC
225,557
0.1
1,266
Carrefour SA
23,441
0.0
11,591
Coca-Cola Co.
881,495
0.4
3,074
Colgate-Palmolive Co.
261,997
0.1
1,420
Danone SA
113,469
0.1
3,297
(1)
Dollar Tree, Inc.
361,054
0.1
940
(3)
Heineken Holding NV
66,897
0.0
1,118
Hershey Co.
232,421
0.1
3,091
Imperial Brands PLC
125,332
0.1
4,100
Japan Tobacco, Inc.
157,292
0.1
257
JDE Peet's NV
9,497
0.0
2,800
Kao Corp.
108,997
0.0
6,818
Keurig Dr Pepper, Inc.
179,518
0.1
6,100
Kirin Holdings Co. Ltd.
97,028
0.0
3,338  Koninklijke Ahold
Delhaize NV
155,449
0.1
1,454
Lancaster Colony Corp.
201,132
0.1
5,500
(3)
MatsukiyoCocokara &
Co.
87,540
0.0
563
Nestle SA
55,225
0.0
6,759
Orkla ASA
85,059
0.0
2,992
PepsiCo, Inc.
464,628
0.2
3,188  Philip Morris
International, Inc.
527,104
0.2
2,749
Procter & Gamble Co.
397,066
0.2
2,089  Reckitt Benckiser Group
PLC
140,464
0.1
3,200  Suntory Beverage &
Food Ltd.
90,368
0.0
979
Sysco Corp.
69,832
0.0
372
Tesco PLC
2,338
0.0
3,300
Tsuruha Holdings, Inc.
51,578
0.0
1,170  Tyson Foods, Inc. —
Class A
74,962
0.0
2,113
Walmart, Inc.
262,604
0.1
5,874,005
2.3
Energy : 1.5%
559
Aker BP ASA
20,666
0.0
26,758
BP PLC
209,428
0.1
4,094  Chesapeake Energy
Corp.
449,439
0.2
934
Coterra Energy, Inc.
32,821
0.0
7,035
Eni SpA
200,033
0.1
2,379
EOG Resources, Inc.
343,932
0.1
3,649
EQT Corp.
232,222
0.1
4,703
Equinor ASA
200,369
0.1
2,035
Exxon Mobil Corp.
345,258
0.1
9,589
Kinder Morgan, Inc.
321,519
0.1
3,044
ONEOK, Inc.
275,147
0.1
665  PBF Energy, Inc. —
Class A
31,667
0.0
262
Phillips 66
47,731
0.0
2,839
Range Resources Corp.
128,266
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
8,467
Shell PLC
$ 392,147
0.2
530
TotalEnergies SE
48,641
0.0
1,335
Valero Energy Corp.
329,852
0.1
4,455
Williams Cos., Inc.
324,235
0.1
3,933,373
1.5
Financials : 5.6%
3,615
ABN AMRO Bank NV
114,599
0.1
1,601
Admiral Group PLC
66,963
0.0
2,190
Aegon Ltd.
16,016
0.0
478
Ageas SA
35,187
0.0
11,950
AIB Group PLC
127,568
0.1
772
Allianz SE
326,032
0.1
1,319
Allstate Corp.
273,481
0.1
427  Ameriprise Financial,
Inc.
189,759
0.1
7,553  ANZ Group Holdings
Ltd.
189,922
0.1
651
Aon PLC — Class A
210,130
0.1
1,484
ASR Nederland NV
102,169
0.0
981
Assurant, Inc.
213,672
0.1
1,240
ASX Ltd.
44,990
0.0
13,960
Aviva PLC
112,034
0.0
3,426
AXA SA
157,431
0.1
2,035  Axis Capital Holdings
Ltd.
206,369
0.1
92  Axis Capital Holdings
Ltd.
9,330
0.0
5,655  Banca Monte dei Paschi
di Siena SpA
49,343
0.0
3,922
Bank Hapoalim BM
92,108
0.0
3,965  Bank Leumi Le-Israel
BM
88,669
0.0
6,082  Bank of Ireland Group
PLC
110,348
0.0
1,902  Bank of New York
Mellon Corp.
225,634
0.1
119
(3)
Banque Cantonale
Vaudoise
19,355
0.0
1,475
Barclays PLC
7,719
0.0
813
BNP Paribas SA
77,450
0.0
22,000  BOC Hong Kong
Holdings Ltd.
121,374
0.1
5,316
(3)
CaixaBank SA
63,727
0.0
985  Cboe Global Markets,
Inc.
276,854
0.1
4,033
Charles Schwab Corp.
379,021
0.2
2,470
Citigroup, Inc.
280,123
0.1
1,127
CME Group, Inc.
332,859
0.1
11,100
(3)
Concordia Financial
Group Ltd.
99,081
0.0
5,962
Credit Agricole SA
111,277
0.0
2,709
Danske Bank A/S
133,507
0.1
1,190  DBS Group Holdings
Ltd.
52,955
0.0
4,630
DNB Bank ASA
144,866
0.1
468
(2)
Euronext NV
75,153
0.0
3,024  FinecoBank Banca
Fineco SpA
67,280
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,920  First American Financial
Corp.
$ 176,047
0.1
1,794  Gjensidige Forsikring
ASA
46,929
0.0
1,579
Globe Life, Inc.
219,749
0.1
1,309
Hancock Whitney Corp.
83,239
0.0
320
Hannover Rueck SE
100,609
0.0
1,242  Hanover Insurance
Group, Inc.
215,301
0.1
2,049  Hartford Financial
Services Group, Inc.
277,086
0.1
470
Helvetia Holding AG
121,641
0.1
29,367
HSBC Holdings PLC
482,279
0.2
7,280
ING Groep NV
188,966
0.1
19,557  Insurance Australia
Group Ltd.
99,041
0.0
34,390
Intesa Sanpaolo SpA
207,988
0.1
795
JPMorgan Chase & Co.
233,857
0.1
881
KBC Group NV
107,828
0.0
10,932
KeyCorp
219,187
0.1
2,226
Loews Corp.
237,603
0.1
946  LPL Financial Holdings,
Inc.
284,585
0.1
5,323
M&G PLC
19,335
0.0
1,538  Marsh & McLennan
Cos., Inc.
266,766
0.1
55  Mastercard, Inc. —
Class A
27,481
0.0
29,892
Medibank Pvt Ltd.
90,447
0.0
3,643
MetLife, Inc.
257,633
0.1
2,500  MS&AD Insurance
Group Holdings, Inc.
65,239
0.0
195
MSCI, Inc.
105,107
0.0
142  National Australia Bank
Ltd.
4,107
0.0
14,273
NatWest Group PLC
105,733
0.0
1,508
NN Group NV
117,769
0.1
9,064  Nordea Bank Abp -
EUR
156,075
0.1
1,334
Northern Trust Corp.
186,186
0.1
600
ORIX Corp.
17,803
0.0
10,300  Oversea-Chinese
Banking Corp. Ltd.
176,416
0.1
1,635
Popular, Inc.
219,368
0.1
775
Primerica, Inc.
194,122
0.1
1,786  Prudential Financial,
Inc.
174,474
0.1
7,152  QBE Insurance Group
Ltd.
105,540
0.0
78  Raymond James
Financial, Inc.
11,294
0.0
13,399
Rithm Capital Corp.
127,023
0.1
14,919
(1)
Rocket Cos., Inc. —
Class A
212,596
0.1
11,858
Sampo Oyj — Class A
126,124
0.1
107  Standard Chartered
PLC
2,230
0.0
1,000
(3)
Sumitomo Mitsui Trust
Holdings, Inc.
31,857
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,984
(3)
Swedbank AB — Class
A
$ 67,622
0.0
2,086
Synchrony Financial
141,890
0.1
153
Talanx AG
18,985
0.0
2,074  Tradeweb Markets, Inc.
— Class A
244,027
0.1
6,119
Truist Financial Corp.
281,290
0.1
3,915
Tryg A/S
93,315
0.0
1,384
UniCredit SpA
99,294
0.0
4,900  United Overseas Bank
Ltd.
140,266
0.1
2,799
Unum Group
204,411
0.1
6,141
US Bancorp
319,393
0.1
3,937
Visa, Inc. — Class A
1,189,919
0.5
332  Zurich Insurance Group
AG
234,664
0.1
14,342,091
5.6
Health Care : 3.6%
1,023
AbbVie, Inc.
222,492
0.1
9,000
Astellas Pharma, Inc.
146,716
0.1
1,344
AstraZeneca PLC
265,064
0.1
446
AstraZeneca PLC
87,210
0.0
353
BioMerieux
37,713
0.0
5,634  Bristol-Myers Squibb
Co.
341,702
0.1
1,171
Cardinal Health, Inc.
247,444
0.1
1,077
Cigna Group
287,290
0.1
3,289
CVS Health Corp.
236,216
0.1
1,200
Daiichi Sankyo Co. Ltd.
21,469
0.0
1,106
Danaher Corp.
209,698
0.1
800
Elevance Health, Inc.
234,200
0.1
1,080
Eli Lilly & Co.
993,352
0.4
3,242  Fisher & Paykel
Healthcare Corp. Ltd.
70,298
0.0
631  Fresenius Medical Care
AG & Co. KGaA
28,595
0.0
2,221  Fresenius SE & Co.
KGaA
115,261
0.1
41
Galderma Group AG
8,058
0.0
2,621
Gilead Sciences, Inc.
365,289
0.1
3,096
GSK PLC
85,280
0.0
200
Hoya Corp.
34,672
0.0
31
Humana, Inc.
5,375
0.0
726
(1)
Intuitive Surgical, Inc.
334,679
0.1
3,856
Johnson & Johnson
942,561
0.4
753
McKesson Corp.
651,616
0.3
4,010
Medtronic PLC
347,466
0.1
4,850
Merck & Co., Inc.
583,406
0.2
619
Novartis AG, Reg
95,013
0.0
15,645
Pfizer, Inc.
439,312
0.2
579  Regeneron
Pharmaceuticals, Inc.
447,359
0.2
345
Roche Holding AG
137,686
0.1
309
Sanofi
29,840
0.0
10,011
(3)
Sigma Healthcare Ltd.
18,500
0.0
1,564
Smith & Nephew PLC
24,780
0.0
5,165
Sonic Healthcare Ltd.
73,388
0.0
5,200  Takeda Pharmaceutical
Co. Ltd.
191,505
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
953
(1)
Vertex Pharmaceuticals,
Inc.
$ 425,553
0.2
12,648
Viatris, Inc.
170,874
0.1
880
(1)
Waters Corp.
262,064
0.1
9,218,996
3.6
Industrials : 3.8%
994
ABB Ltd., Reg
80,820
0.0
333
Acuity Brands, Inc.
93,313
0.0
3,036
(2)(3)
Aena SME SA
89,554
0.0
400
AGC, Inc.
14,171
0.0
422
Airbus SE
79,789
0.0
269  Allison Transmission
Holdings, Inc.
31,489
0.0
1,377
AMETEK, Inc.
295,174
0.1
2,500
(3)
ANA Holdings, Inc.
44,773
0.0
587
(1)
Axon Enterprise, Inc.
249,293
0.1
3,219
BAE Systems PLC
94,376
0.0
1,507
Brambles Ltd.
23,651
0.0
1,267  Broadridge Financial
Solutions, Inc.
205,862
0.1
2,711
Bureau Veritas SA
81,144
0.0
3,300  Central Japan Railway
Co.
85,804
0.0
1,159
Cintas Corp.
196,033
0.1
295  Comfort Systems USA,
Inc.
406,802
0.2
2,538
Computershare Ltd.
50,056
0.0
396
(3)
Concentrix Corp.
10,835
0.0
689
Cummins, Inc.
370,696
0.2
409
Delta Air Lines, Inc.
27,190
0.0
3,800
East Japan Railway Co.
86,912
0.0
515
Eaton Corp. PLC
184,200
0.1
2,045
Emerson Electric Co.
267,936
0.1
162
EnerSys
28,143
0.0
1,828
Flowserve Corp.
134,376
0.1
3,230
Fortive Corp.
178,554
0.1
177  General Dynamics
Corp.
60,750
0.0
5,655
Genpact Ltd.
210,649
0.1
2,998
Getlink SE
64,694
0.0
281
Graco, Inc.
23,787
0.0
1,345
HEICO Corp.
368,799
0.2
1,719  Honeywell International,
Inc.
388,546
0.2
2,263  Howmet Aerospace,
Inc.
521,531
0.2
1,728
Ingersoll Rand, Inc.
138,447
0.1
1,575
Intertek Group PLC
76,637
0.0
4,400
(3)
Japan Airlines Co. Ltd.
71,836
0.0
116  Kongsberg Gruppen
ASA
4,945
0.0
2,236
(1)
Kratos Defense &
Security Solutions, Inc.
157,660
0.1
693  L3Harris Technologies,
Inc.
239,189
0.1
1,456
Leidos Holdings, Inc.
226,437
0.1
400
Makita Corp.
13,147
0.0
298
MSA Safety, Inc.
48,857
0.0
4,300
Obayashi Corp.
104,148
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
304
Parker-Hannifin Corp.
$ 272,153
0.1
53
Paycom Software, Inc.
6,442
0.0
476
Regal Rexnord Corp.
89,136
0.0
700  Rockwell Automation,
Inc.
251,216
0.1
2,314
Rollins, Inc.
123,591
0.1
5,913  Rolls-Royce Holdings
PLC
89,832
0.0
243
Safran SA
79,517
0.0
288
Schindler Holding AG
94,865
0.0
3,000
Secom Co. Ltd.
114,272
0.1
903
SGS SA
95,166
0.1
2,545
Smiths Group PLC
77,663
0.0
3,308  SS&C Technologies
Holdings, Inc.
223,522
0.1
2,100
Sumitomo Corp.
78,580
0.0
1,110
Textron, Inc.
97,192
0.1
7,400
Tokyu Corp.
87,350
0.0
531  Trane Technologies
PLC
221,289
0.1
9,084
Transurban Group
88,613
0.0
2,577  UL Solutions, Inc. —
Class A
220,875
0.1
1,548
Union Pacific Corp.
375,576
0.2
2,562
Veralto Corp.
226,532
0.1
1,325  Vertiv Holdings Co. —
Class A
332,019
0.1
605  Watts Water
Technologies, Inc. —
Class A
175,625
0.1
3,300
(3)
West Japan Railway
Co.
65,041
0.0
9,617,072
3.8
Information Technology : 9.1%
1,828  Accenture PLC — Class
A
362,474
0.1
17,951
Apple, Inc.
4,555,784
1.8
938
Applied Materials, Inc.
320,599
0.1
816
(1)
AppLovin Corp. —
Class A
324,768
0.1
3,577
Avnet, Inc.
220,415
0.1
6,852
Broadcom, Inc.
2,120,763
0.8
4,704
Cisco Systems, Inc.
364,983
0.1
2,450
(1)
Cloudflare, Inc. — Class
A
505,533
0.2
4,025  Cognizant Technology
Solutions Corp. —
Class A
246,934
0.1
1,183
(1)
Crowdstrike Holdings,
Inc. — Class A
461,855
0.2
2,697  Dolby Laboratories, Inc.
— Class A
161,982
0.1
4,998  Hewlett Packard
Enterprise Co.
119,002
0.1
283
Intuit, Inc.
122,364
0.1
132
KLA Corp.
194,358
0.1
3,511
Lam Research Corp.
750,160
0.3
1,235
Micron Technology, Inc.
417,232
0.2
8,891
Microsoft Corp.
3,291,181
1.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
316  Monolithic Power
Systems, Inc.
$ 345,499
0.1
2,127
NetApp, Inc.
217,784
0.1
1,700  Nomura Research
Institute Ltd.
46,525
0.0
31,299
NVIDIA Corp.
5,458,546
2.1
3,700
Obic Co. Ltd.
89,804
0.0
1,264
(1)
Onto Innovation, Inc.
259,208
0.1
200
Oracle Corp. Japan
10,847
0.0
5,100
Otsuka Corp.
97,638
0.0
4,772
(1)
Palantir Technologies,
Inc. — Class A
698,048
0.3
2,625
Qualcomm, Inc.
338,047
0.1
921  RingCentral, Inc. —
Class A
34,252
0.0
2,652
Sage Group PLC
29,717
0.0
2,130
Salesforce, Inc.
397,607
0.2
343
(1)
Sandisk Corp.
217,922
0.1
1,725
(1)
Snowflake, Inc. —
Class A
260,164
0.1
2,600
(3)
TIS, Inc.
55,592
0.0
776
VeriSign, Inc.
192,727
0.1
23,290,314
9.1
Materials : 1.0%
428
Air Liquide SA
88,467
0.0
1,227
AptarGroup, Inc.
154,627
0.1
9,700
Asahi Kasei Corp.
94,910
0.1
3,856  BHP Group Ltd. —
Class DI
139,520
0.1
2,315  DuPont de Nemours,
Inc.
106,027
0.1
1,705
Ecolab, Inc.
453,564
0.2
3,902
Element Solutions, Inc.
133,214
0.1
91  EMS-Chemie Holding
AG
71,552
0.0
28
Givaudan SA, Reg
94,682
0.0
259
Holcim AG
21,409
0.0
7,400
(3)
JFE Holdings, Inc.
86,634
0.0
256
Linde PLC
126,915
0.1
14,500
(3)
Mitsubishi Chemical
Group Corp.
84,769
0.0
51
NewMarket Corp.
32,689
0.0
3,400
Nitto Denko Corp.
68,014
0.0
4,536
Norsk Hydro ASA
48,347
0.0
1,690
PPG Industries, Inc.
180,627
0.1
408
(3)
Rio Tinto Ltd.
46,354
0.0
1,500  Shin-Etsu Chemical
Co. Ltd.
61,078
0.0
1,300
Smurfit WestRock PLC
51,805
0.0
1,111
Vulcan Materials Co.
302,525
0.1
2,447,729
1.0
Real Estate : 1.0%
188
(3)
American Healthcare
REIT, Inc.
8,866
0.0
7,767  Brixmor Property
Group, Inc.
223,690
0.1
3,772  COPT Defense
Properties
115,423
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
123
Covivio SA/France
$ 7,351
0.0
4,800
(3)
Daito Trust Construction
Co. Ltd.
112,484
0.1
3,400  Daiwa House Industry
Co. Ltd.
106,668
0.0
1,132
Digital Realty Trust, Inc.
203,998
0.1
2,547
(3)
Klepierre SA
95,620
0.0
710  Lamar Advertising Co.
— Class A
89,929
0.0
6,165
Millrose Properties, Inc.
172,620
0.1
1,900
Mitsui Fudosan Co. Ltd.
20,255
0.0
8  Nippon Building Fund,
Inc.
6,717
0.0
1,440
Prologis, Inc.
190,339
0.1
3,211
Regency Centers Corp.
242,944
0.1
10,781  Sabra Health Care
REIT, Inc.
207,319
0.1
41,772
Scentre Group
96,382
0.0
1,548  Simon Property Group,
Inc.
288,748
0.1
464
Ventas, Inc.
37,946
0.0
1,228
Welltower, Inc.
242,788
0.1
2,470,087
1.0
Utilities : 1.4%
1,896  American Electric
Power Co., Inc.
248,528
0.1
12,567
Centrica PLC
35,582
0.0
9,500
CLP Holdings Ltd.
89,441
0.0
6,102
Contact Energy Ltd.
32,435
0.0
2,759
Duke Energy Corp.
361,263
0.1
3,886
Edison International
284,378
0.1
20,636
Enel SpA
225,611
0.1
5,911
Engie SA
190,497
0.1
2,994
Eversource Energy
207,424
0.1
5,829
Exelon Corp.
285,738
0.1
11,403
Iberdrola SA
261,063
0.1
1,032
National Fuel Gas Co.
96,967
0.0
469
National Grid PLC
7,917
0.0
1,552  Naturgy Energy Group
SA
46,462
0.0
3,878
NiSource, Inc.
180,948
0.1
10,593
PG&E Corp.
186,119
0.1
4,015  Portland General
Electric Co.
211,872
0.1
14,500
(3)
Power Assets Holdings
Ltd.
113,129
0.1
9,729  Terna - Rete Elettrica
Nazionale
111,275
0.1
2,070
UGI Corp.
75,389
0.0
5,024  United Utilities Group
PLC
87,599
0.0
1,291
Vistra Corp.
194,076
0.1
3,533,713
1.4
Total Common Stock
(Cost $62,971,070)
91,178,039
35.8
EXCHANGE-TRADED FUNDS : 61.3%
164,116  iShares Core S&P Mid-
Cap ETF
11,082,753
4.4
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: (continued)
4,642  iShares MSCI EAFE
Value ETF
$ 345,133
0.1
4,596  iShares Russell 1000
Value ETF
982,027
0.4
1,453,016
(4)
Voya Core Bond ETF
71,834,496
28.2
1,460,979
(4)
Voya Multi-Sector
Income ETF
72,055,484
28.2
156,299,893
61.3
Total Exchange-Traded
Funds
(Cost $157,036,985)
156,299,893
61.3
MUTUAL FUNDS : 2.0%
Affiliated Investment Companies : 2.0%
383,250
(4)
Voya Multi-Manager
Emerging Markets
Equity Fund — Class I
5,143,214
2.0
Total Mutual Funds
(Cost $5,143,446)
5,143,214
2.0
PREFERRED STOCK : 0.0%
Consumer Staples : 0.0%
698
Henkel AG & Co. KGaA
53,920
0.0
Total Preferred Stock
(Cost $46,011)
53,920
0.0
Total Long-Term
Investments
(Cost $225,197,512)
252,675,066
99.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.7%
Repurchase Agreements : 0.5%
1,000,000
(5)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2026, 3.730%,
due 04/01/2026
(Repurchase
Amount $1,000,102,
collateralized by various
U.S. Government
Securities, 0.000%-
5.375%, Market Value
plus accrued interest
$1,020,106, due
04/15/26-02/15/56)
1,000,000
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
78,271
(5)
National Bank Financial
Inc., Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase Amount
$78,279, collateralized
by various U.S.
Government Securities,
0.000%-4.625%, Market
Value plus accrued
interest $79,836, due
04/01/26)
$ 78,271
0.0
212,000
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase Amount
$212,021, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market
Value plus accrued
interest $216,240, due
05/05/26-01/15/66)
212,000
0.1
Total Repurchase
Agreements
(Cost $1,290,271)
1,290,271
0.5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.2%
590,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $590,000) $ 590,000 0.2
Total Short-Term
Investments
(Cost $1,880,271)
1,880,271
0.7
Total Investments in
Securities
(Cost $227,077,783) $ 254,555,337 99.8
Assets in Excess of
Other Liabilities
572,037 0.2
Net Assets $ 255,127,374 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
Investment in affiliate.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Balanced Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 7,712,949 $ 930,287 $ — $ 8,643,236
Consumer Discretionary 7,459,748 347,675 — 7,807,423
Consumer Staples 4,682,038 1,191,967 — 5,874,005
Energy 2,862,089 1,071,284 — 3,933,373
Financials 9,025,346 5,316,745 — 14,342,091
Health Care 8,013,012 1,205,984 — 9,218,996
Industrials 7,839,256 1,777,816 — 9,617,072
Information Technology 23,060,842 229,472 — 23,290,314
Materials 1,541,993 905,736 — 2,447,729
Real Estate 2,024,610 445,477 — 2,470,087
Utilities 2,411,599 1,122,114 — 3,533,713
Total Common Stock 76,633,482 14,544,557 — 91,178,039
Exchange-Traded Funds 156,299,893 — — 156,299,893
Mutual Funds 5,143,214 — — 5,143,214
Preferred Stock — 53,920 — 53,920
Short-Term Investments 590,000 1,290,271 — 1,880,271
Total Investments, at fair value $ 238,666,589 $ 15,888,748 $ — $ 254,555,337
Liabilities Table
Other Financial Instruments+
Futures $ (47,173) $ — $ — $ (47,173)
Total Liabilities $ (47,173) $ — $ — $ (47,173)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Core Bond ETF
$ 108,999,346 $ — $ (36,349,200) $ (815,650) $ 71,834,496 $ 953,091 $ (297,221) $ —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
3,921,810 2,972,147 (1,779,274) 28,531 5,143,214 — (210,147) —
Voya Multi-Sector Income ETF
106,856,834 — (33,951,050) (850,300) 72,055,484 868,570 (612,557) —
$ 219,777,990 $ 2,972,147 $ (72,079,524) $ (1,637,419) $ 149,033,194 $ 1,821,661 $ (1,119,925) $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Balanced Income Portfolio
At March 31, 2026, the following futures contracts were outstanding for Voya Balanced Income Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 25 06/19/26 $ 1,818,250 $ (47,173)
$ 1,818,250 $ (47,173)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 31,011,798
Gross Unrealized Depreciation (3,534,244)
Net Unrealized Appreciation $ 27,477,554